Derivatives Instruments (Notional Volumes of Outstanding HFT Derivatives) (Details) - HFT derivatives MWh in Millions, MMBTU in Millions	12 Months Ended
Dec. 31, 2023 MWh MMBTU
Power | Purchases | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	1
Power | Purchases | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2026
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2027
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2028 and thereafter
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	1
Power | Sales | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2026
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2027
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2028 and thereafter
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Natural gas | Purchases | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	296
Natural gas | Purchases | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	80
Natural gas | Purchases | 2026
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	50
Natural gas | Purchases | 2027
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	38
Natural gas | Purchases | 2028 and thereafter
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	30
Natural gas | Sales | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	338
Natural gas | Sales | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	86
Natural gas | Sales | 2026
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	16
Natural gas | Sales | 2027
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	6
Natural gas | Sales | 2028 and thereafter
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	4